Investments (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Investments in Associates and Joint Ventures
8.1.	Investments in associates and joint ventures

	Balance at 12.31.2018	Investments	Restructuring, capital decrease and others (*)	Results of equity- accounted investments	CTA	OCI	Dividends	Balance at 06.30.2019
Joint Ventures	1,170	11	(4)	129	4	—	(126)	1,184
Associates	1,573	(1)	852	122	112	(16)	(33)	2,609
Other investments	16	—	(4)	—	1	—	—	13

Total	2,759	10	844	251	117	(16)	(159)	3,806

(*)	It includes the transfer of the 10% remaining interest in TAG to Associates (previously a consolidated subsidiary).